Short-term loans (Details) ¥ in Thousands, $ in Thousands, € in Millions, RM in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short term loans
Total short term loans	¥ 2,399,629					¥ 1,425,576				$ 328,748
Maximum credit facility						1,600,000
Debt Instrument, Unused Borrowing Capacity, Amount	2,340,000					1,770,000
Long-term Debt, Gross						1,800,000
Discounted commercial bill amount	1,680,000					1,000,000
Intellectual Property
Short term loans
Debt instrument collateral amount	400,000
Company And Its Subsidiaries
Short term loans
Debt instrument collateral amount	200,000										$ 245,500
Revolving Credit Facility
Short term loans
Drawn down from debt	¥ 652,100					600,800
Debt Instrument Interest Rate	0.02%									0.02%
Letter of guarantee procurement amount expired	¥ 540,500
Revolving Credit Facility Agreement With Multiple Banks
Short term loans
Drawn down from debt	720,000					424,500
RMB denominated
Short term loans
Total short term loans	2,397,000					1,424,486
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks
Short term loans
Maximum credit facility	¥ 12,930,000					7,460,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks | Bank Of China
Short term loans
Maximum credit facility						¥ 200,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks | Maximum
Short term loans
Debt Instrument Interest Rate	1.80%					2.30%				1.80%	2.30%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks | Minimum
Short term loans
Debt Instrument Interest Rate	1.25%					1.60%				1.25%	1.60%
U.S. dollar denominated
Short term loans
Total short term loans	¥ 0					¥ 0
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks
Short term loans
Maximum credit facility	2,390,000										$ 225,000
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks One | Revolving Credit Facility
Short term loans
Maximum credit facility	1,790,000									$ 245,500
Euro Member Countries, Euro
Short term loans
Total short term loans	2,629					¥ 1,090
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks
Short term loans
Floating Interest Rate Description						3-month Europe Interbank Offered Rate plus 4.3%	3-month Europe Interbank Offered Rate plus 4.3%	3-month Europe Interbank Offered Rate plus 4.3%	3-month Europe Interbank Offered Rate plus 4.3%
Principal amount	43,300					¥ 18,400
Drawn down from debt	2,600				€ 0.3	¥ 1,100			€ 0.1
Debt Instrument Interest Rate						4.30%					4.30%
Hong Kong, Dollars | Revolving Credit Facility Agreement With Multiple Banks
Short term loans
Debt instrument issuing letter of guarantee	¥ 2,400		$ 2.0			¥ 5,500	$ 800	$ 6.0
Malaysia, Ringgits | Revolving Credit Facility Agreement With Multiple Banks
Short term loans
Debt instrument issuing letter of guarantee		$ 300		RM 0.3